Inventories - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 2,458	$ 2,136	$ 2,643